Investments - Summary of Investments (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Categories of financial assets [abstract]
Investments in mutual funds	$ 145,635	$ 167,844
Investment in fixed deposits	11,209	9,196
Current investments	156,531	101,092
Non-current investments	313	75,948
Total	$ 156,844	$ 177,040